Nov. 30, 2020
Hull Tactical US ETF
HULL TACTICAL US ETF

EXCHANGE TRADED CONCEPTS TRUST

HULL TACTICAL US ETF

NYSE Arca Ticker: HTUS

Supplement dated September 9, 2021 to the currently effective prospectus and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the prospectus and SAI for the Hull Tactical US ETF (the “Fund”) and should be read in conjunction with those documents.

•	Effective immediately, the Fund generally expects to effect purchase and redemption transactions in cash rather than in-kind securities. Therefore, the section in the prospectus titled “Purchase and Sale of Fund Shares” is deleted in its entirety and replaced with the following:

The Fund issues (or redeems) shares to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of shares known as “Creation Units.” Creation Unit transactions for the Fund generally are conducted in exchange for cash. Individual shares of the Fund may only be bought and sold in the secondary market through a broker or dealer at a market price. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at prices greater than NAV (premium) or less than NAV (discount). When buying or selling shares of the Fund in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at http://www.hulltacticalfunds.com.

Additional revisions to the Fund’s prospectus and SAI in light of this change are set forth below.

Principal Risks

The following risk is added to the “Principal Risks” section in the prospectus:

Cash Transactions Risk. Because the Fund generally effects its creations and redemptions for cash rather than in-kind securities, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Additional Principal Risk Information

The following risk is added to the “Additional Principal Risk Information” section in the prospectus:

Cash Transactions Risk. The Fund generally expects to effect its creations and redemptions for cash rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

General Information About the Trust

The third paragraph under the “General Information About the Trust” section in the SAI is deleted in its entirety and replaced with the following:

The Fund offers and issues shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”). Creation Unit transactions for the Fund are generally conducted in exchange for cash. Shares of the Fund are redeemable only in Creation Unit aggregations, and generally in exchange for cash. However, the Fund reserves the right to create or redeem its shares in exchange for a deposit or delivery of a portfolio of securities closely approximating the holdings of the Fund.

Cash Redemption Method

The information under the “Cash Redemption Method” section in the SAI is deleted in its entirety and replaced with the following:

Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

Fund Deposit

The first and second paragraphs under the “Fund Deposit” section in the SAI is deleted in their entirety and replaced with the following:

The consideration for purchase of a Creation Unit of the Fund generally consists of a cash payment. However, the Fund reserves the right to accept as consideration for the purchase of a Creation Unit either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Index and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component. When accepting purchases of Creation Units for cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of the shares of the Fund (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

•	HTAA, LLC, the Fund’s sub-adviser (“HTAA”), is trading portfolio securities for the Fund rather than Exchange Traded Concepts, LLC (the “Adviser”), the Fund’s investment adviser. Accordingly, all references in the prospectus or SAI to the Adviser trading portfolio securities on behalf of the Fund are hereby deleted.

•	Travis Trampe no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Trampe in the Fund’s prospectus and SAI are hereby deleted.

•	Euan Sinclair of HTAA, LLC, the Fund’s sub-adviser, and Todd Alberico and Gabriel Tan of Exchange Traded Concepts, LLC, the Fund’s investment adviser, have begun serving as portfolio managers of the Fund. Accordingly, the following specific information is added:

Portfolio Managers

The following information is added to the “Portfolio Managers” section beginning on page 18 of the prospectus:

Euan Sinclair, Senior Quantitative Strategist, has been with the Sub-Adviser since July 2020. Prior to joining the Sub-Adviser, Dr Sinclair was a partner at Talton Capital Management LLC for three years. Before that he was founder and CEO of FactorWave Inc., a fintech company. Dr Sinclair has a PhD in theoretical physics from the University of Bristol.

Todd Alberico joined the Adviser in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in NY with a Bachelor of Science degree in Finance.

Gabriel Tan joined the Adviser in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning.

Portfolio Manager Compensation

The information in the subsection titled “Portfolio Manager Compensation” of the Fund’s SAI is deleted in its entirety and replaced with the following:

Ms. Bakosova and Mr. Sinclair are compensated by the Sub-Adviser and do not receive any compensation directly from the Fund or the Adviser. Compensation for Ms. Bakosova and Mr. Sinclair consists of a salary and discretionary bonus based on the profitability of the Sub-Adviser. Compensation for Messrs. Serowik, Alberico, and Tan includes a salary and discretionary bonus based on the profitability of the Adviser. No portfolio manager’s compensation is directly related to the performance of the underlying assets.

Fund Shares Owned by the Portfolio Managers

The following information is added to the subsection titled “Fund Shares Owned by the Portfolio Managers” in the Fund’s SAI:

As of July 31, 2021, Mr. Sinclair, Mr. Alberico, and Mr. Tan did not beneficially own shares of the Fund.

Other Accounts Managed by the Portfolio Managers

The following information is added to the subsection titled “Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Euan Sinclair	0	$0	0	$0	0	$0
Todd Alberico	41	$3,936	1	$85.19	0	$0
Gabriel Tan	41	$3,936	1	$85.19	0	$0

*Information provided as of July 31, 2021. None of the accounts managed by the portfolio managers are subject to performance-based advisory fees.

•	Matthew Fleischer has replaced Joseph Scavetti as the chief compliance officer of Exchange Traded Concept Trust. Accordingly, all references in the Fund’s SAI to Joseph Scavetti are hereby deleted and the following additional information is added to the table in the subsection titled “Officers” in the Fund’s SAI:

The address of Matthew Fleischer is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Matthew B. Fleischer (1983)	Chief Compliance Officer	Since 2021	Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021); Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021).

[1] Each officer serves at the pleasure of the Board.

Principal Risks

Cash Transactions Risk. Because the Fund generally effects its creations and redemptions for cash rather than in-kind securities, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.